Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events

Note 21 - Subsequent events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2012.

On March 1, 2013, a total of 80,000 ordinary shares were issued to the Company's independent directors, which vested immediately. The grant date fair value was $1.23 per share.